Shareholders' Equity (Details) - Schedule of the company's RSU award activity	12 Months Ended
Dec. 31, 2021 $ / shares shares
Schedule of the company's RSU award activity [Abstract]
Restricted Stock Units, Outstanding beginning balance | shares	2,453,175
Weighted Average Grant Date Fair Value, Outstanding beginning balance | $ / shares	$ 0.45
Restricted Stock Units, Granted | shares	6,650,000
Weighted Average Grant Date Fair Value, Granted | $ / shares	$ 0.15
Restricted Stock Units, Vested | shares	(6,903,172)
Weighted Average Grant Date Fair Value, Vested | $ / shares	$ 0.15
Restricted Stock Units, Forfeited | shares
Weighted Average Grant Date Fair Value, Forfeited | $ / shares
Restricted Stock Units, Outstanding ending balance | shares	2,200,003
Weighted Average Grant Date Fair Value, Outstanding ending balance | $ / shares	$ 0.45